TREASURY STOCK (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Mar. 25, 2020
TREASURY STOCK
Stock repurchase program authorized amount			$ 20,000,000
Number of shares repurchased during the period	10,429,305	10,429,305
Price per share	$ 0.21	$ 0.21
Consideration of shares repurchased	$ 2,172,819	$ 2,172,819
American Depositary Shares
TREASURY STOCK
Price per share	$ 3.13	$ 3.13